Investments (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of public investments

At September 30, 2026, the Company’s one public investment had a total fair value of $106,857.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		2,885,576 common shares and 667,000 warrants	$857,337	$106,857	100.0%
Total public investments			$857,337	$106,857	100.0%

At December 31, 2025, the Company’s one public investment had a total fair value of $272,520.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		1,334,000 common shares and 667,000 warrants	$729,965	$272,520	100.0%
Total public investments			$729,965	$272,520	100.0%

Schedule of private investments

At September 30, 2026, the Company’s twelve private investments had a total fair value of $25,541,805.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$21,836,495	85.5%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	505,435	2.0%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	0.8%
ZKP Corporation	(i)	370,370 common shares	1,000,000	-	0.0%
CH Technical Solutions SA		25 common shares	3,952,977	-	0.0%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	2.0%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	2.0%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	7.8%
Total private investments			$36,112,536	$25,541,805	100.0%

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

5.	Investments, at fair value through profit and loss (continued)

At December 31, 2025, the Company’s twelve private investments had a total fair value of $29,372,628.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$24,285,752	82.7%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	524,963	1.8%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	0.7%
ZKP Corporation	(i)	370,370 common shares	1,000,000	1,000,000	3.4%
CH Technical Solutions SA		25 common shares	3,952,977	362,038	1.2%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	1.7%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	1.7%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	6.8%
Total private investments			$36,112,536	$29,372,628	100.0%

(i)	Investments in related party entities - see Note 27

Schedule of other investments

At September 30, 2026, the Company’s two other investments had a total fair value of $ 21,978,866

Other investments	Note		Cost	Estimated Fair Value	% of FV
STRC preferred shares		200,914 preferred shares	$19,999,990	$19,960,806	90.8%
Short-term investment		2,018,060 RWUSD	2,000,000	2,018,060	9.2%
Total other investments			$21,999,990	$21,978,866	100.0%